SHORT TERM BANK LOAN	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT TERM BANK LOAN
10.	SHORT TERM BANK LOAN

On November 4, 2024, Xiaoyun (a variable interest entity previously consolidated by the Company) obtained a short-term bank loan from Hongkong and Shanghai Banking Corporation Limited (“HSBC”) in the amount of RMB 6 million (approximately $821,982). The loan was collateralized by revenues generated from the UK Amazon store, had a six-month term, and bore interest at an annual rate of 8%.

The loan proceeds were used by Shanghai Xiaoyun Technology Limited (“Xiaoyun”), a formerly consolidated variable interest entity, to fund payments to Senslab, a related-party supplier, for inventory procurement associated with the Company’s operations prior to the Business Combination.

As a result, balances arose between Xiaoyun and the Company reflecting the funding and settlement of operating activities. These balances were eliminated upon consolidation in the Company’s consolidated financial statements.

In April 2025, Xiaoyun repaid the RMB 6 million loan in full, including accrued interest, to HSBC. The repayment was funded through operating cash flows and settlements with the Company.

Accordingly:

●	As of December 31, 2025, the Company had no outstanding short-term bank loan balance.
●	As of December 31, 2024, the Company reported a short-term bank loan balance of $821,982.